Property and Equipment - Summary of Property and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, gross'	$ 33,866	$ 33,866
Less: Accumulated depreciation	32,246	31,768
Property and equipment	1,620	2,098
Office Equipment
Property and equipment, gross'	28,853	28,853
Computer Hardware
Property and equipment, gross'	$ 5,013	$ 5,013